                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                   Investment Company Act File Number 811-9142

                         THE NAVELLIER PERFORMANCE FUNDS
                          One East Liberty, Third Floor
                               Reno, Nevada 89501
                                 1-800-887-8671



                                SAMUEL KORNHAUSER
                        LAW OFFICES OF SAMUEL KORNHAUSER
                         155 Jackson Street, Suite 1807
                         San Francisco, California 94111


Registrant's telephone number, including area code: (800) 887-8671

Date of Fiscal Year End: December 31

Date of Reporting Period: July 1, 2006 - September 30, 2006

                                                     NAVELLIER PERFORMANCE FUNDS

PORTFOLIO OF INVESTMENTS
September 30, 2006 (unaudited)

MID CAP GROWTH PORTFOLIO

  Shares                                                            Market Value
---------                                                           ------------
            COMMON STOCKS -- 98.5%
            ADVERTISING -- 0.8%
   44,400   Monster Worldwide, Inc.*                                $  1,606,836
                                                                    ------------
            AEROSPACE/DEFENSE -- 1.9%
   74,200   Rockwell Collins                                           4,069,128
                                                                    ------------
            AIRLINES -- 0.9%
  121,100   Southwest Airlines Co.                                     2,017,526
                                                                    ------------
            AUTOMOTIVE -- 2.0%
   82,450   Oshkosh Truck                                              4,161,252
                                                                    ------------
            BUSINESS SERVICES -- 2.2%
   94,200   Convergys Corporation*                                     1,945,230
   30,600   The Corporate Executive Board Co.                          2,751,246
                                                                    ------------
                                                                       4,696,476
                                                                    ------------
            COMMUNICATIONS EQUIPMENT & SERVICES -- 1.2%
   68,457   American Tower Corp. - Class A*                            2,498,681
                                                                    ------------
            COMPUTER SOFTWARE & SERVICES -- 8.6%
   96,600   Citrix Systems, Inc.*                                      3,497,885
   56,100   FactSet Research Systems, Inc.                             2,724,777
  103,800   Intuit, Inc.*                                              3,330,942
  399,600   Nuance Communications, Inc.*                               3,264,732
  131,400   Red Hat, Inc.*                                             2,769,912
  149,200   Western Digital Corp.*                                     2,700,520
                                                                    ------------
                                                                      18,288,768
                                                                    ------------
            COMPUTER STORAGE DEVICES -- 1.0%
   39,275   SanDisk Corp.*                                             2,102,784
                                                                    ------------
            CONSUMER PRODUCTS & SERVICES -- 5.2%
   47,400   Alberto-Culver Co.*                                        2,397,966
   38,700   Brown-Forman Corp. - Class B                               2,966,355
  140,400   CB Richard Ellis Group, Inc.*                              3,453,840
   82,500   Newell Rubbermaid, Inc.                                    2,336,400
                                                                    ------------
                                                                      11,154,561
                                                                    ------------
            CORRECTIONAL INSTITUTIONS -- 1.0%
   48,900   Corrections Corporation of America*                        2,114,925
                                                                    ------------

            COMMON STOCKS -- 98.5% (CONTINUED)
            ELECTRONIC INSTRUMENTS & CONTROLS -- 3.5%
   42,400   Amphenol Corp. - Class A                                $  2,625,832
   73,100   Applera Corp. - Applied Biosystems Group                   2,420,341
   43,500   Lincoln Electric Holdings, Inc.                            2,368,575
                                                                    ------------
                                                                       7,414,748
                                                                    ------------
            ELECTRONICS -- 1.1%
   54,000   International Game Technology                              2,241,000
                                                                    ------------
            FINANCIAL SERVICES -- 9.2%
    9,125   Chicago Mercantile Exchange Holdings, Inc.                 4,364,030
   40,875   Cullen/Frost Bankers, Inc.                                 2,363,393
  190,700   Hudson City Bancorp, Inc.                                  2,526,775
   52,200   Investment Technology Group, Inc.*                         2,335,950
   27,200   Jones Lang LaSalle, Inc.                                   2,325,056
   94,500   Nasdaq Stock Market, Inc.*                                 2,857,680
   61,800   T. Rowe Price Group, Inc.                                  2,957,130
                                                                    ------------
                                                                      19,730,014
                                                                    ------------
            FOOD, BEVERAGE, & TOBACCO -- 3.5%
   95,900   Hansen Natural Corp.*                                      3,114,832
   62,000   Hormel Foods Corp.                                         2,230,760
   60,000   The Pepsi Bottling Group, Inc.                             2,130,000
                                                                    ------------
                                                                       7,475,592
                                                                    ------------
            GOLD MINING -- 1.0%
   89,600   Goldcorp, Inc.                                             2,114,560
                                                                    ------------
            HEALTHCARE PRODUCTS & SERVICES -- 6.1%
   44,800   Covance, Inc.*                                             2,973,824
   40,750   DaVita, Inc.*                                              2,358,203
   58,100   Health Net, Inc.*                                          2,528,512
   71,300   Sierra Health Services, Inc.*                              2,697,992
   41,500   WellCare Health Plans, Inc.*                               2,350,145
                                                                    ------------
                                                                      12,908,676
                                                                    ------------
            HOTELS & MOTELS -- 1.7%
   89,600   Choice Hotels International, Inc.                          3,664,640
                                                                    ------------
            INSURANCE -- 1.7%
   74,300   Brown & Brown, Inc.                                        2,270,608
   34,000   Philadelphia Consolidated Holding Corp.*                   1,352,520
                                                                    ------------
                                                                       3,623,128
                                                                    ------------
            INTERNET SOFTWARE SERVICES -- 2.3%
   97,800   Akamai Technologies, Inc.*                                 4,889,022
                                                                    ------------
            IRON & STEEL -- 1.5%
   50,600   Allegheny Technologies, Inc.                               3,146,814
                                                                    ------------

            COMMON STOCKS -- 98.5% (CONTINUED)
            MEDICAL EQUIPMENT & SUPPLIES -- 2.2%
   44,200   Intuitive Surgical, Inc.*                               $  4,660,890
                                                                    ------------
            MEDICAL SPECIALTIES -- 1.4%
   33,600   IDEXX Laboratories, Inc.*                                  3,062,304
                                                                    ------------
            METALS -- 0.9%
   54,400   Cameco Corp.                                               1,989,408
                                                                    ------------
            OIL/GAS -- 5.0%
   54,400   Cameron International Corp.*                               2,628,064
  112,700   Denbury Resources, Inc.*                                   3,257,030
   33,100   FMC Technologies, Inc.*                                    1,777,470
   69,525   Holly Corp.                                                3,012,518
                                                                    ------------
                                                                      10,675,082
                                                                    ------------
            PERSONAL SERVICES -- 1.5%
   51,750   Nutri/System, Inc.*                                        3,223,508
                                                                    ------------
            PHARMACEUTICALS -- 4.0%
  105,900   Celgene*                                                   4,585,470
  110,000   Pharmaceutical Product Development, Inc.                   3,925,900
                                                                    ------------
                                                                       8,511,370
                                                                    ------------
            PRODUCER MANUFACTURING -- 1.0%
   35,100   Precision Castparts Corp.                                  2,216,916
                                                                    ------------
            RETAIL -- 7.2%
   72,100   American Eagle Outfitters, Inc.                            3,160,143
   53,100   Ann Taylor Stores Corp.*                                   2,222,766
  124,200   Darden Restaurants, Inc.                                   5,274,773
   63,400   Office Depot, Inc.*                                        2,516,980
   76,800   The TJX Companies, Inc.                                    2,152,704
                                                                    ------------
                                                                      15,327,366
                                                                    ------------
            SEMICONDUCTORS -- 5.8%
   53,000   Lam Research Corp.*                                        2,402,490
  153,800   MEMC Electronic Materials, Inc.*                           5,633,694
  148,600   NVIDIA Corp.*                                              4,397,074
                                                                    ------------
                                                                      12,433,258
                                                                    ------------
            SOFTWARE & PROGRAMMING -- 3.5%
   54,500   Cognizant Technology Solutions Corp.*                      4,036,270
   92,150   Salesforce.com, Inc.*                                      3,306,342
                                                                    ------------
                                                                       7,342,612
                                                                    ------------
            STEEL -- 1.0%
   57,750   Tenaris S.A. ADR                                           2,043,195
                                                                    ------------

            COMMON STOCKS -- 98.5% (CONTINUED)
            TELECOMMUNICATIONS EQUIPMENT & SERVICES -- 4.4%
   54,400   NII Holdings, Inc. - Class B*                           $  3,381,504
  330,000   Qwest Communications International, Inc.*                  2,877,600
   50,900   United States Cellular Corp.*                              3,038,730
                                                                    ------------
                                                                       9,297,834
                                                                    ------------
            TRANSPORTATION -- 1.0%
   47,850   Expeditors International of Washington, Inc.               2,133,153
                                                                    ------------
            UTILITIES -- 1.2%
   69,500   OGE Energy Corp.                                           2,509,645
                                                                    ------------
            WASTE MANAGEMENT -- 2.0%
   59,700   Stericycle, Inc.*                                          4,166,463
                                                                    ------------
            TOTAL COMMON STOCKS (COST $181,308,185)                  209,512,135
                                                                    ------------
            SHORT-TERM INVESTMENTS -- 4.1%
            MONEY MARKET FUNDS -- 2.7%
5,665,729   FBR Fund for Government Investors
               (Cost $5,665,729)                                       5,665,729

            REPURCHASE AGREEMENTS -- 1.4%
2,998,875   FBR Repo, 4.50%, 10/2/06                                   2,998,875
                                                                    ------------
            TOTAL SHORT-TERM INVESTMENTS
               (COST $8,664,604)                                       8,664,604
                                                                    ------------
            TOTAL INVESTMENTS -- 102.6%
               (COST $189,972,789)                                   218,176,739
            Liabilities in Excess of Other Assets -- (2.6%)           (5,608,553)
                                                                    ------------
            NET ASSETS -- 100.0%                                    $212,568,186
                                                                    ============

*    Non-income producing.

ADR -- American Depositary Receipts

See accompanying notes to portfolio of investments.

                                                     NAVELLIER PERFORMANCE FUNDS

PORTFOLIO OF INVESTMENTS
September 30, 2006 (unaudited)

AGGRESSIVE MICRO CAP GROWTH PORTFOLIO

  Shares                                                            Market Value
---------                                                           ------------
            COMMON STOCKS -- 95.7%
            ADVERTISING -- 0.9%
    8,350   Daktronics, Inc.                                         $   172,762
                                                                     -----------
            AEROSPACE/DEFENSE -- 1.1%
    4,100   United Industrial Corp.                                      219,350
                                                                     -----------
            BIOTECHNOLOGY & DRUGS -- 3.3%
   23,375   BioMarin Pharmaceutical, Inc.*                               332,626
   12,995   New River Pharmaceuticals, Inc.*                             334,362
                                                                     -----------
                                                                         666,988
                                                                     -----------
            BUILDING & CONSTRUCTION -- 1.3%
   10,670   Drew Industries, Inc.*                                       269,524
                                                                     -----------
            BUSINESS SERVICES -- 5.4%
    6,525   Ambassadors International, Inc.                              206,125
   24,500   First Consulting Group, Inc.*                                238,874
    8,800   Global Imaging Systems, Inc.*                                194,216
   12,900   Omnicell, Inc.*                                              230,781
   14,050   TeleTech Holdings, Inc.*                                     219,602
                                                                     -----------
                                                                       1,089,598
                                                                     -----------
            COMMERCIAL SERVICES -- 7.2%
    5,525   Administaff, Inc.                                            186,193
    9,775   Cenveo, Inc.*                                                183,966
   16,600   Hub Group, Inc. - Class A*                                   378,147
   14,600   Mac-Gray Corp.*                                              171,550
    5,950   Ritchie Bros. Auctioneers, Inc.                              318,979
    5,535   Steiner Leisure Ltd.*                                        232,746
                                                                     -----------
                                                                       1,471,581
                                                                     -----------
            COMMUNICATIONS EQUIPMENT -- 1.5%
   12,750   SBA Communications Corp.*                                    310,208
                                                                     -----------
            COMPUTER SOFTWARE & SERVICES -- 17.6%
   16,000   Ansoft Corp.*                                                398,559
    4,135   ANSYS, Inc.*                                                 182,684
   22,925   Aspen Technology, Inc.*                                      250,341
    5,500   Bankrate, Inc.*                                              146,080
   12,900   Blackbaud, Inc.                                              283,671
   19,425   Concur Technologies, Inc.*                                   282,634
    4,800   Intergraph Corp.*                                            205,824
   14,400   Mentor Graphics Corp.*                                       202,752

            COMMON STOCKS -- 95.7% (CONTINUED)
            COMPUTER SOFTWARE & SERVICES -- 17.6% (CONTINUED)
   39,700   Nuance Communications, Inc.*                             $   324,348
    6,335   Quality Systems, Inc.                                        245,735
    5,500   Rackable Systems, Inc.*                                      150,535
    7,000   SPSS, Inc.*                                                  174,510
    9,755   TALX Corp.                                                   239,193
   12,500   The Knot, Inc.*                                              276,625
   16,500   Tyler Technologies, Inc.*                                    213,345
                                                                     -----------
                                                                       3,576,836
                                                                     -----------
            E-COMMERCE -- 1.1%
   10,250   Click Commerce, Inc.*                                        231,855
                                                                     -----------
            ELECTRONIC INSTRUMENTS & CONTROLS -- 3.0%
    4,425   Ceradyne, Inc.*                                              181,823
    3,500   OYO Geospace Corp.*                                          198,625
    9,655   The Lamson & Sessions Co.*                                   229,982
                                                                     -----------
                                                                         610,430
                                                                     -----------
            ENGINEERING SERVICES -- 1.0%
   11,000   Infrasource Services, Inc.*                                  193,050
                                                                     -----------
            FINANCIAL SERVICES -- 4.7%
    6,750   Cash America International, Inc.                             263,790
   12,500   First Cash Financial Services, Inc.*                         257,375
    4,900   Intervest Bancshares Corp.*                                  213,444
   13,900   Ocwen Financial Corp.*                                       207,110
                                                                     -----------
                                                                         941,719
                                                                     -----------
            FOOD, BEVERAGE, & TOBACCO -- 2.5%
   19,450   National Beverage Corp.                                      231,650
   13,475   Perdigao S.A. ADR                                            272,599
                                                                     -----------
                                                                         504,249
                                                                     -----------
            HEALTHCARE PRODUCTS & SERVICES -- 4.9%
    8,400   AMN Healthcare Services, Inc.*                               199,500
    9,250   Healthcare Services Group, Inc.                              232,730
    4,300   Magellan Health Services, Inc.*                              183,180
   11,325   Psychiatric Solutions, Inc.*                                 386,069
                                                                     -----------
                                                                       1,001,479
                                                                     -----------
            INSURANCE -- 1.2%
   20,700   Meadowbrook Insurance Group, Inc.*                           233,082
                                                                     -----------
            MEDICAL DEVICES -- 5.7%
    9,375   Abaxis, Inc.*                                                219,281
   11,950   Candela Corp.*                                               130,375
    4,625   ICU Medical, Inc.*                                           210,345

            COMMON STOCKS -- 95.7% (CONTINUED)
            MEDICAL DEVICES -- 5.7% (CONTINUED)
    9,300   PSS World Medical, Inc.*                                 $   185,907
    6,650   Vital Images, Inc.*                                          210,007
    5,300   Zoll Medical Corp.*                                          190,217
                                                                     -----------
                                                                       1,146,132
                                                                     -----------
            MEDICAL LABORATORIES -- 1.0%
    8,900   Bio-Reference Laboratories, Inc.*                            199,805
                                                                     -----------
            MEDICAL SPECIALTIES -- 1.4%
    7,000   LCA-Vision, Inc.                                             289,170
                                                                     -----------
            METALS -- 0.8%
    5,700   Ladish Co., Inc.*                                            164,616
                                                                     -----------
            MISCELLANEOUS FABRICATED PRODUCTS -- 3.6%
    7,100   PW Eagle, Inc.                                               213,071
   21,825   Smith & Wesson Holding Corp.*                                302,931
    4,100   Valmont Industries, Inc.                                     214,225
                                                                     -----------
                                                                         730,227
                                                                     -----------
            OIL FIELD MACHINERY & EQUIPMENT -- 1.9%
   15,900   Bolt Technology Corp.*                                       212,901
    3,225   Lufkin Industries, Inc.                                      170,667
                                                                     -----------
                                                                         383,568
                                                                     -----------
            OIL/GAS -- 5.6%
    7,537   Atlas America, Inc.*                                         321,679
    2,275   Crosstex Energy, Inc.                                        203,772
    3,000   Giant Industries, Inc.*                                      243,600
    9,700   Parallel Petroleum Corp.*                                    194,582
   17,000   The Exploration Company of Delaware*                         162,690
                                                                     -----------
                                                                       1,126,323
                                                                     -----------
            PERSONAL SERVICES -- 1.4%
    4,575   Nutri/System, Inc.*                                          284,977
                                                                     -----------
            RECREATIONAL ACTIVITIES -- 1.3%
    6,490   Vail Resorts, Inc.*                                          259,730
                                                                     -----------
            RECYCLING -- 1.0%
    3,875   Aleris International, Inc.*                                  195,843
                                                                     -----------
            REGIONAL BANKS & THRIFTS -- 4.3%
    7,400   Enterprise Financial Services Corp.                          228,364
    4,275   Preferred Bank                                               256,372
    7,200   Smithtown Bancorp, Inc.                                      194,328
    6,100   Texas United Bancshares, Inc.                                201,239
                                                                     -----------
                                                                         880,303
                                                                     -----------

            COMMON STOCKS -- 95.7% (CONTINUED)
            RETAIL -- 1.7%
   22,120   Retail Ventures, Inc.*                                   $   340,869
                                                                     -----------
            SEMICONDUCTORS -- 4.3%
    7,825   Diodes, Inc.*                                                337,805
    5,525   Netlogic Microsystems, Inc.*                                 140,169
   10,200   Supertex, Inc.*                                              396,475
                                                                     -----------
                                                                         874,449
                                                                     -----------
            TELECOMMUNICATIONS EQUIPMENT & SERVICES -- 2.8%
   26,600   Dobson Communications Corp.*                                 186,732
   13,825   NICE Systems Ltd. ADR*                                       382,538
                                                                     -----------
                                                                         569,270
                                                                     -----------
            UTILITIES -- 1.0%
    5,500   American States Water Co.                                    210,375
                                                                     -----------
            WIRE & CABLE PRODUCTS -- 1.2%
    6,300   General Cable Corp.*                                         240,723
                                                                     -----------
            TOTAL COMMON STOCKS (COST $16,731,979)                    19,389,091
                                                                     -----------
            MONEY MARKET FUNDS -- 4.4%
  887,554   FBR Fund for Government Investors (Cost $887,554)            887,554
                                                                     -----------
            TOTAL INVESTMENTS -- 100.1%                               20,276,645
               (COST $17,619,533)
            Liabilities in Excess of Other Assets -- (0.1%)              (24,939)
                                                                     -----------
            NET ASSETS -- 100.0%                                     $20,251,706
                                                                     ===========

*    Non-income producing.

ADR -- American Depositary Receipts

See accompanying notes to portfolio of investments.

                                                     NAVELLIER PERFORMANCE FUNDS

PORTFOLIO OF INVESTMENTS
September 30, 2006 (unaudited)

FUNDAMENTAL 'A' PORTFOLIO

  Shares                                                            Market Value
---------                                                           ------------
            COMMON STOCKS -- 99.6%
            APPAREL -- 7.1%
   13,900   Steven Madden, Ltd.*                                     $   545,436
   26,235   The Gymboree Corp.*                                        1,106,592
                                                                     -----------
                                                                       1,652,028
                                                                     -----------
            BUSINESS SERVICES -- 2.1%
   15,025   Sotheby's                                                    484,406
                                                                     -----------
            COMMERCIAL SERVICES -- 2.2%
   13,400   EZCORP, Inc.*                                                518,312
                                                                     -----------
            COMPUTER SOFTWARE & SERVICES -- 8.7%
   54,400   Datalink Corp.*                                              503,200
    1,607   Google, Inc.*                                                645,853
   39,115   The Knot, Inc.*                                              865,615
                                                                     -----------
                                                                       2,014,668
                                                                     -----------
            ELECTRIC SERVICES -- 8.5%
   40,655   Avista Corp.                                                 962,710
   10,200   NRG Energy, Inc.*                                            462,060
    7,825   The Genlyte Group, Inc.*                                     557,140
                                                                     -----------
                                                                       1,981,910
                                                                     -----------
            ELECTRONIC INSTRUMENTS & CONTROLS -- 9.3%
   10,400   Ceradyne, Inc.*                                              427,336
   12,435   Garmin Ltd.                                                  606,579
   27,565   The Lamson & Sessions Co.*                                   656,599
   39,700   TTM Technologies, Inc.*                                      464,490
                                                                     -----------
                                                                       2,155,004
                                                                     -----------
            FINANCIAL SERVICES -- 10.5%
    7,900   Jones Lang LaSalle, Inc.                                     675,292
   11,940   Morgan Stanley                                               870,545
    5,321   The Goldman Sachs Group, Inc.                                900,154
                                                                     -----------
                                                                       2,445,991
                                                                     -----------
            HEALTHCARE PRODUCTS & SERVICES -- 2.1%
   46,200   Sun Healthcare Group, Inc.*                                  496,188
                                                                     -----------
            METALS -- 2.6%
   20,575   Ladish Co., Inc.*                                            594,206
                                                                     -----------
            MISCELLANEOUS FABRICATED PRODUCTS -- 11.6%
   12,200   Chaparral Steel Co.*                                         415,532
   17,175   CommScope, Inc.*                                             564,371
   14,600   Dynamic Materials Corp.                                      473,332

            COMMON STOCKS -- 99.6% (CONTINUED)
            MISCELLANEOUS FABRICATED PRODUCTS -- 11.6%
               (CONTINUED)
   19,545   Encore Wire Corp.*                                       $   689,743
   16,500   Mueller Industries, Inc.                                     580,305
                                                                     -----------
                                                                       2,723,283
                                                                     -----------
            OIL/GAS -- 14.8%
   29,925   Covanta Holding Corp.*                                       644,285
   12,000   Dril-Quip, Inc.*                                             812,160
   17,960   Energy Transfer Partners, L.P.                               832,086
   29,100   Global Industries, Ltd.*                                     452,796
   23,575   Precision Drilling Trust                                     726,582
                                                                     -----------
                                                                       3,467,909
                                                                     -----------
            RETAIL -- 3.4%
   28,470   Charlotte Russe Holding, Inc.*                               784,064
                                                                     -----------
            SEMICONDUCTORS -- 5.1%
  105,100   Advanced Semiconductor Engineering, Inc.*                    490,817
   15,700   Hittite Microwave Corp.*                                     698,650
                                                                     -----------
                                                                       1,189,467
                                                                     -----------
            TELECOMMUNICATIONS EQUIPMENT & SERVICES -- 6.6%
   14,364   America Movil S.A. de C.V. ADR                               565,510
   23,225   CT Communications, Inc.                                      504,447
   13,475   InterDigital Communications Corp.*                           459,498
                                                                     -----------
                                                                       1,529,455
                                                                     -----------
            WIRE & CABLE PRODUCTS -- 5.0%
   14,575   General Cable Corp.*                                         556,911
   17,900   Superior Essex, Inc.*                                        613,075
                                                                     -----------
                                                                       1,169,986
                                                                     -----------
            TOTAL COMMON STOCKS (COST $23,066,443)                    23,206,877
                                                                     -----------
            MONEY MARKET FUNDS -- 0.9%
  197,968   FBR Fund for Government Investors (Cost $197,968)            197,968
                                                                     -----------
            TOTAL INVESTMENTS -- 100.5%                               23,404,845
               (COST $23,264,411)
            Liabilities in Excess of Other Assets -- (0.5%)             (117,792)
                                                                     -----------
            NET ASSETS -- 100.0%                                     $23,287,053
                                                                     ===========

*    Non-income producing.

ADR -- American Depositary Receipts

See accompanying notes to portfolio of investments.

                                                 THE NAVELLIER PERFORMANCE FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

SECURITY VALUATION - Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value. Debt securities with maturities of 60 days or less are valued at amortized cost.

SECURITY TRANSACTIONS - Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Realized gain and loss from securities transactions are computed on an identified cost basis.

FEDERAL TAX INFORMATION - As of September 30, 2006, The Navellier Performance Funds had the following federal tax cost resulting in net unrealized appreciation as follows:

                                    FEDERAL     GROSS UNREALIZED   GROSS UNREALIZED   NET UNREALIZED
                                   TAX COST       APPRECIATION       DEPRECIATION      APPRECIATION
                                 ------------   ----------------   ----------------   --------------
Mid Cap Growth Portfolio         $189,972,789      $35,623,870       $(7,419,920)       $28,203,950
Aggressive Micro Cap Portfolio   $ 17,633,137      $ 3,581,278       $  (937,770)       $ 2,643,508
Fundamental 'A' Portfolio        $ 23,264,411      $ 1,164,364       $(1,023,930)       $   140,434


                                        1
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Item 2:  Controls and Procedures

     (a) The registrant's principal executive officer and principal financial officer have reviewed and evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report and believe that they are operating effectively to ensure that material information relating to the registrant is disclosed to them by persons within the registrant or performing services for the registrant during this reporting period and that such procedures and controls also provide reasonable assurance that the information regarding financial reporting and financial statements is accurate and in accordance with generally accepted accounting principles.

     (b) There has been no change in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



Date:  November 22, 2006              THE NAVELLIER PERFORMANCE FUNDS

                                      By:      /s/ Louis G. Navellier
                                               ---------------------------------
                                                  Louis G. Navellier
                                                  Chief Executive Officer


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



Date:  November 22, 2006              By:    /s/ Louis G. Navellier
                                             -----------------------------------
                                                Louis G. Navellier
                                                Chief Executive Officer



Date:  November 22, 2006              By:    /s/ Arjen Kuyper
                                             -----------------------------------
                                                Arjen Kuyper
                                                Chief Financial Officer